Employee benefits	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee benefits

17. Employee benefits

The Company’s subsidiaries, VIE and subsidiaries of VIE incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIE and subsidiaries of VIE to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022*	2023	2024
	RMB	RMB	RMB
Contributions to medical and pension schemes	20,842	21,095	18,426
Other employee benefits	7,227	6,726	6,086
Total	28,069	27,821	24,512

*	The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the year ended December 31, 2022 have been revised to correct for a formula error in the preparation of this disclosure. The errors in 2022 were disclosure only and did not have any impact to the previously reported consolidated results of operations, financial position, or cash flows.

The impact of the revision on the previously reported employee welfare benefits expenses for this disclosure is as follows:

	For the years ended December 31,
	2022
	As Previously Reported	Adjustment	As Revised
	RMB
Contributions to medical and pension schemes	10,376	10,466	20,842
Other employee benefits	1,990	5,237	7,227
Total	12,366	15,703	28,069